Acquisitions and Disposals - Summary of Cash Flows from Discontinued Operations (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 CAH and WHT [Member] USD ($)	Dec. 31, 2014 CAH and WHT [Member] CNY	Dec. 31, 2013 CAH and WHT [Member] CNY	Dec. 31, 2012 CAH and WHT [Member] CNY
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities					$ 9,891	61,372	85,867	93,136
Net cash used in investing activities					(6,998)	(43,420)	(46,461)	(109,126)
Net cash (used in) generated from financing activities					1,713	10,627	(38,153)	(5,467)
Cash acquired in acquisition of CAH in 2012				223,403				28,939
Net increase in cash	31,533	195,649	207,651	(143,696)	4,606	28,579	1,253	7,482
Cash at beginning of year	45,617	283,033	75,382	219,078	1,410	8,748	7,495	13
Cash at end of year	$ 77,150	478,682	283,033	75,382	$ 6,016	37,327	8,748	7,495